Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Cash flows from operating activities
Net loss		$ (88,550,000)	$ (74,651,000)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization		103,392,000	87,552,000
Noncash interest charges and amortization of debt discount and deferred financing costs		60,532,000	30,213,000
Noncash yield on Convertible Preferred Equity Certificates		2,292,000	12,014,000
Equity-based compensation expense		2,944,000	4,024,000
Provision for doubtful accounts		2,247,000	3,131,000
Deferred income taxes		(29,970,000)	(54,000,000)
Unrealized currency translation losses (gains)		1,551,000	(4,478,000)
Gain on sale of business		(1,785,000)	0
Other		(171,000)	(114,000)
Changes in operating assets and liabilities, net of effect of acquisitions and disposal:
Accounts receivable		7,018,000	5,936,000
Prepaid expenses and other current assets		1,072,000	1,299,000
Other assets		113,000	4,279,000
Accounts payable		(2,110,000)	1,854,000
Accrued compensation and benefits		(10,207,000)	3,490,000
Other accrued expenses		(6,748,000)	(196,000)
Deferred revenue		(3,168,000)	(15,082,000)
Other liabilities		(110,000)	(2,586,000)
Net cash provided by operating activities		38,342,000	2,685,000
Cash flows from investing activities
Purchases of property and equipment		(7,746,000)	(3,532,000)
Software development costs		(11,365,000)	(8,584,000)
Acquisitions of businesses, net of cash acquired of $12,354 and $9,071		(54,992,000)	(805,214,000)
Proceeds from disposal of business		23,675,000	3,996,000
Change in restricted cash		607,000	(19,000)
Net cash used in investing activities		(49,821,000)	(813,353,000)
Cash flows from financing activities
Proceeds from revolving credit facility		5,000,000	33,475,000
Repayment of revolving credit facility		(38,475,000)	0
Proceeds from issuance of Convertible Preferred Equity Certificates to Cision Owner		0	136,025,000
Payment of amounts due to Cision Owner		(1,940,000)	0
Proceeds from term credit facility, net of debt discount of $10,091 and $105,930		1,275,634,000	1,364,070,000
Repayments of term credit facility		(1,494,501,000)	(722,180,000)
Payments on capital lease obligations		(171,000)	(229,000)
Proceeds from consummation of the Transactions		305,210,000	0
Net cash provided by financing activities		50,757,000	811,161,000
Effect of exchange rate changes on cash and cash equivalents		2,319,000	(748,000)
Increase (decrease) in cash and cash equivalents		41,597,000	(255,000)
Cash and cash equivalents, Beginning of period		35,135,000	30,606,000	$ 30,606,000
Cash and cash equivalents, End of period	$ 30,606,000	76,732,000	30,351,000	35,135,000
Supplemental non-cash information
Contribution of Convertible Preferred Equity Certificates in connection with Transactions (Note 1)		450,455,000	0
Issuance of Convertible Preferred Equity Certificates in connection with acquisition (Note 3)		0	40,000,000
Capitol Acquisition Corp. III [Member]
Cash flows from operating activities
Net loss	(116,505)			(653,234)
Adjustments to reconcile net loss to net cash provided by operating activities:
Cash held in trust account, interest income available for taxes	0			(691,951)
Accrued interest income	(25,377)			(139,749)
Changes in operating assets and liabilities, net of effect of acquisitions and disposal:
Prepaid expenses	(17,800)			(12,725)
Accounts payable and accrued expenses	76,454			111,837
Net cash provided by operating activities	(83,228)			(1,385,822)
Cash flows from investing activities
Proceeds released from Trust	0			124,482
Cash held in Trust Activity	(325,000,000)			0
Net cash used in investing activities	(325,000,000)			124,482
Cash flows from financing activities
Proceeds from notes payable to related parties	280,000			500,000
Repayments of notes payable to related parties	(280,000)			0
Proceeds from issuance of common stock to initial stockholders	25,000			0
Proceeds from sale of Units, net underwriter commissions paid	317,665,553			0
Proceeds from issuance of Sponsors’ warrants	8,250,000			0
Net cash provided by financing activities	325,940,553			500,000
Increase (decrease) in cash and cash equivalents	857,325			(761,340)
Cash and cash equivalents, Beginning of period	0	$ 95,985	$ 857,325	857,325
Cash and cash equivalents, End of period	857,325			95,985
Supplemental disclosure of cash flows information
Initial value of common stock subject to redemption	309,564,545			0
Change in value of common stock subject to possible redemption	(115,498)			(653,234)
Deferred underwriter fee	$ 11,375,000			$ 0